Schedule of investments
Delaware Ivy VIP Pathfinder Moderate - Managed Volatility
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 96.42%
Delaware Ivy VIP Core Equity Class II	3,495,954	$ 58,137,721
Delaware Ivy VIP Corporate Bond Class II	17,371,860	90,507,391
Delaware Ivy VIP Global Equity Income Class II	6,656,850	42,404,133
Delaware Ivy VIP Growth Class II	4,764,708	64,228,258
Delaware Ivy VIP High Income Class I	1,069,669	3,529,909
Delaware Ivy VIP International Core Equity Class II	3,027,324	51,494,778
Delaware Ivy VIP Limited-Term Bond Class II	14,817,607	70,531,809
Delaware Ivy VIP Mid Cap Growth Class I	1,919,483	29,636,826
Delaware Ivy VIP Small Cap Core Class II	298,332	4,713,643
Delaware Ivy VIP Small Cap Growth Class I	469,119	4,775,634
Delaware Ivy VIP Value Class II	6,275,517	51,773,016
Total Affiliated Mutual Funds (cost $479,522,947)		471,733,118

Short-Term Investments — 3.00%
Money Market Mutual Fund — 3.00%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	14,658,085	14,658,085
Total Short-Term Investments (cost $14,658,085)		14,658,085

Total Value of Securities—99.42% (cost $494,181,032)		486,391,203
Receivables and Other Assets Net of Liabilities—0.58%		2,827,932
Net Assets Applicable to 82,705,966 Shares Outstanding—100.00%		$489,219,135
NQ-IV042 [3/22] 5/22 (2218097)    1

Schedule of investments
Delaware Ivy VIP Pathfinder Moderate - Managed Volatility (Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(19)	E-Mini Russell 2000	$(1,963,080)	$(1,906,553)	6/17/22	$(56,527)	$162,378
(258)	E-mini S&P 500 Index	(58,446,675)	(54,796,576)	6/17/22	(3,650,099)	3,196,373
Total Futures Contracts			$(56,703,129)		$(3,706,626)	$3,358,751
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV042 [3/22] 5/22 (2218097)